Stockholders' Deficit and Redeemable Convertible Series B and Series C Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of warrants vested and outstanding
			Amount
	Exercise	Term	Issued and
Source	Price	(Years)	Outstanding

Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing (see Note 6)
Common Stock Warrants to Series B Stockholders	$0.25	5	6,250,000
Placement Agent Warrants	$0.25	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Placement Agent Warrants	$0.40	5	125,000
2017 Series D Placement Agent Warrants	$0.25	5	480,000
2017 Common Stock Warrants to Service Providers	$0.41	5	125,000

Total warrants vested and outstanding as of September 30, 2017			11,649,500

Schedule of summary of stock option activity
		Options Outstanding
				Weighted
	for Grant of			Average
	Options &	Number of	Price per	Exercise
	Shares	Shares	Share	Price
Balance at December 31, 2016	857,500	1,142,500	$0.42-3.00	$0.61
Options granted	-	-	$-	$-
Options exercised	-	-	$-	$-
Options cancelled	12,500	(12,500)	$1.15	$1.15
Balance at September 30, 2017	870,000	1,130,000	$0.42-3.00	$0.60
Vested and Exercisable at September 30, 2017		452,000	$0.42-3.00	$0.60

		Options Outstanding
				Weighted
	Shares Available			Average
	for Grant of	Number of	Price per	Exercise
	Options & Shares	Shares	Share	Price
Balance at December 31, 2015	820,000	1,180,000	$0.42-3.00	$0.63
Options granted	-	-	$-	$-
Options exercised	-	-	$-	$-
Options cancelled	37,500	(37,500)	$1.15	$1.15
Balance at December 31, 2016	857,500	1,142,500	$0.42-3.00	$0.61
Vested and Exercisable at December 31, 2016		448,500	$0.42-3.00	$0.53

Schedule of weighted average assumptions for employee options
	Years Ended December 31,
	2016	2015

Dividend yield	NA	0.00%
Volatility factor	NA	75.00%
Risk-free interest rate	NA	1.65-1.85
Expected term (years)	NA	6.25-6.50
Weighted-average fair value of options granted during the periods	NA	$2.69